CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	₽ 4,169	$ 46.5	₽ 2,716
Current period provision for expected credit losses	2,565	28.6	2,114
Write-off	(1,571)	(17.5)	(617)
Foreign exchange difference	285	3.2	(44)
Balance at the end of the period	5,448	$ 60.8	₽ 4,169
Net investment in lease, allowance for credit loss	0
Financial asset, past due
Movements in the allowance for doubtful accounts
Net investment in lease	₽ 0